Changes in Redeemable Noncontrolling Interest (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Redeemable Noncontrolling Interest [Line Items]
Balance at beginning of the period	$ 8,126	$ 15,527	$ 15,527
Fair value at acquisition				17,063
Sale of 18.5% of interest to BHFS			(7,994)
Net income attributable to noncontrolling interest	(38)	81	347	3
Effect of foreign currency translation			246	(1,539)
Balance at end of period	$ 7,843		$ 8,126	$ 15,527